Note 11 - Income Tax - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Current income tax expense / (benefit)	$ (170)	$ 3,405	$ 2,696
Deferred income tax expense / (benefit)	(774)	1,600	(1,239)
Total Income tax expense / (benefit)	$ (944)	$ 5,005	$ 1,457